Cover	May 12, 2025
Entity Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 12, 2025
Entity File Number	001-9610
Entity Registrant Name	Carnival Corporation
Entity Central Index Key	0000815097
Entity Tax Identification Number	59-1562976
Entity Incorporation, State or Country Code	R1
Entity Address, Address Line One	3655 N.W. 87th Avenue
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33178-2428
City Area Code	305
Local Phone Number	599-2600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock
Entity Information [Line Items]
Title of 12(b) Security	Common Stock ($0.01 par value)
Trading Symbol	CCL
Security Exchange Name	NYSE
Carnival PLC
Entity Information [Line Items]
Entity File Number	001-15136
Entity Registrant Name	Carnival plc
Entity Central Index Key	0001125259
Entity Tax Identification Number	98-0357772
Entity Incorporation, State or Country Code	X0
Entity Address, Address Line One	Carnival House
Entity Address, Address Line Two	100 Harbour Parade
Entity Address, City or Town	Southampton
Entity Address, Country	GB
Entity Address, Postal Zip Code	SO15 1ST
City Area Code	011
Local Phone Number	44 23 8065 5000
Carnival PLC | Ordinary Shares
Entity Information [Line Items]
Title of 12(b) Security	Ordinary Shares each represented by American Depository Shares ($1.66 par value)
Trading Symbol	CUK
Security Exchange Name	NYSE
Carnival PLC | 1.000% Senior Notes due 2029
Entity Information [Line Items]
Title of 12(b) Security	1.000% Senior Notes due 2029
Trading Symbol	CUK29
Security Exchange Name	NYSE